SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2017
SHARE-BASED COMPENSATION
Summary of the option activity

	Number of options	Weighted average exercise price	Weighted average grant-date fair value per option
		(RMB)	(RMB)
Options outstanding at January 1, 2017	28,589,782	5.2	3.2
Granted	166,667	5.3	7.6
Exercised	(376,984)	5.2	1.9
Forfeited	(19,000)	5.2	1.9

Options outstanding at September 30, 2017	28,360,465	5.2	3.2

Options vested and expect to vest at September 30, 2017	28,360,465	5.2	3.2

Summary of information with respect to stock options outstanding and stock options exercisable
	Number of options	Weighted average remaining contractual life	Weighted average exercise price
		(years)	(RMB)
Options outstanding and exercisable	28,360,465	2.5	5.2

Summary of the restricted share activity

	Number of Shares	Weighted average grant-date fair value per share
		(RMB)
Unvested at January 1, 2017	12,910,080	6.0
Granted	13,871,860	5.2
Vested	(2,017,920)	8.1
Forfeited	(186,800)	7.2

Unvested at September 30, 2017	24,577,220	5.4

Assumptions used to estimate fair value of the restricted shares
Grant date:	July 2017
Risk-free rate of return	1.29 - 1.63%
Volatility	20.43 - 21.48%
Expected dividend yield	—
Share price at grant date	US$1.191
(RMB8.0)
Expected term	2 - 4 years

Summary of share-based compensation expenses

	Nine-month periods ended September 30,
	2016	2017
Costs of revenue	1,169	7,365
Selling and marketing expenses	5,159	12,779
General and administrative expenses	50,859	20,842
Research and development expenses	—	408

Total share-based compensation expenses	57,187	41,394